SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity
The following is a summary of the Company's stock options granted among the various plans:

	Year ended December 31, 2015
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at the beginning of the year	1,294,810	$3.60	7.57
Granted	836,549	3.38	-
Exercised	(39,422)	2.01	-
Forfeited	(236,128)	4.07	-

Outstanding at the end of the year	1,855,809	$3.48	7.72	$555

Exercisable at the end of the year	1,103,932	$3.27	6.86	$555

Vested and expected to vest at end of year	1,815,258	$3.46	7.72	$544

Schedule of Stock Options, by Exercise Price Range
The options outstanding as of December 31, 2015, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted average
	Outstanding	average	Weighted	exercisable	exercise
Range of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	options
price	2015	life (years)	price	2015	exercisable
$1.30	74,322	3.23	1.30	74,322	1.30
$2.11 - $ 2.25	502,671	5.99	2.18	502,671	2.18
$3.30 - $ 6.04	1,278,816	8.66	4.09	526,939	4.58

	1,855,809	7.72	3.48	1,103,932	3.27

Schedule of Share-based Compensation Expenses
During the years ended December 31, 2013, 2014 and 2015, the Company recognized share-based compensation expense related to employee options in the amount of $ 356, $670 and $ 808, respectively, as follows:

	Year ended December 31,
	2013	2014	2015

Cost of revenues	$64	$162	$150
Research and development, net	23	71	90
Selling and marketing	57	183	198
General and administrative	212	254	370

Total share-based compensation expense	$356	$670	$808